Effect of One-Percentage-Point Change in Assumed Health Care Trend Rate (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Effect on total service and interest cost,1% Increase	$ 23
Effect on post retirement benefit obligation,1% Decrease	336
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Effect on total service and interest cost,1% Increase	22
Effect on post retirement benefit obligation,1% Increase	338
Effect on total service and interest cost,1% Decrease	(18)
Effect on post retirement benefit obligation,1% Decrease	$ (280)